IMPAIRMENT OF ASSETS - Impairments (Reversals of Impairments) Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	$ 1,623	$ 8,093
Impairment reversed	(190)	(1,031)
Manufacturing facility closures, restructuring and other related charges
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	628	5,848
Impairment reversed	(188)	(1,031)
Manufacturing facility closures, restructuring and other related charges | Inventories
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	338	1,420
Impairment reversed	(175)	0
Manufacturing facility closures, restructuring and other related charges | Parts and supplies
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	0
Impairment reversed	(12)	0
Manufacturing facility closures, restructuring and other related charges | Manufacturing equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	208	4,017
Impairment reversed	(1)	(1,031)
Manufacturing facility closures, restructuring and other related charges | Furniture, office equipment and other
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	32
Impairment reversed	0	0
Manufacturing facility closures, restructuring and other related charges | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	82	0
Impairment reversed	0	0
Manufacturing facility closures, restructuring and other related charges | Intangibles
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	379
Impairment reversed	0	0
Cost of sales
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	995	2,245
Impairment reversed	(2)	0
Cost of sales | Inventories
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	801	2,019
Impairment reversed	0	0
Cost of sales | Manufacturing equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	7
Impairment reversed	(2)	0
Cost of sales | Furniture, office equipment and other
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	2	0
Impairment reversed	0	0
Cost of sales | Computer equipment and software
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	133
Impairment reversed	0	0
Cost of sales | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	192	86
Impairment reversed	$ 0	$ 0